Investments in subsidiaries	12 Months Ended
Sep. 30, 2025
Business Combinations 1 [Abstract]
Investments in subsidiaries	Investments in subsidiaries
a)     Acquisitions and disposals
The Company made the following acquisitions during the year ended September 30, 2025:
–On December 13, 2024, the Company acquired all of the issued and outstanding equity interests of Daugherty Systems, Inc. (Daugherty), a professional services firm specializing in artificial intelligence, data analytics, strategic IT consulting, and business advisory services, based in St. Louis, U.S., for a total purchase price of $343,024,000. Daugherty employed approximately 1,100 professionals and the acquisition is reported under the U.S. Commercial and State Government operating segment.
27.    Investments in subsidiaries (continued)
a)     Acquisitions and disposals (Continued)
–On February 24, 2025, the Company acquired all of the issued and outstanding shares of BJSS Ltd (BJSS), a technology and engineering consultancy known for its IT solutions and software engineering expertise, based in the U.K., for a total purchase price of $1,255,577,000. BJSS employed approximately 2,400 professionals and the acquisition is mainly reported under the U.K. and Australia operating segment.
–On March 20, 2025, the Company acquired all of the issued and outstanding shares of Novatec Holding GmbH (Novatec), a professional services firm specializing in cloud-based solutions, agile software development, digital strategy, and business and IT consulting, based in Germany with operations in Spain. Novatec employed approximately 300 professionals and the acquisition is mainly reported under the Germany operating segment.
–On March 24, 2025, the Company acquired all of the issued and outstanding shares of Momentum Technologies Inc. (Momentum), a professional services firm specializing in digital transformation, managed services, cloud computing, and enterprise software development, based in Québec City, Canada. Momentum employed approximately 250 professionals and the acquisition is reported under the Canada operating segment.
–On August 28, 2025, the Company acquired all of the issued and outstanding shares of Apside-Advance SAS (Apside), a digital and engineering services firm based in France and with operations in Belgium, Canada, Morocco, Portugal and Switzerland, for a total purchase price of $229,890,000. Apside employed approximately 2,500 professionals and the acquisition is mainly reported under the Western and Southern Europe operating segment.
These acquisitions were made to further expand CGI’s footprint in their respective regions and to complement CGI's proximity model.
The following table presents the fair value of assets acquired and liabilities assumed for all acquisitions based on the acquisition-date fair values of the identifiable tangible and intangible assets acquired and liabilities assumed:

	Daugherty	BJSS	Apside	Other	Total
	$	$	$	$	$
Accounts receivable	53,546	112,422	55,390	20,249	241,607
Work in progress	14,303	6,508	12,886	468	34,165
Prepaid expenses and other current assets	4,142	5,383	2,534	1,145	13,204
PP&E (Note 6)	378	5,349	7,573	2,095	15,395
Right-of-use assets (Note 7)	15,538	18,395	21,742	10,821	66,496
Intangible assets[1] (Note 9)	54,948	106,105	62,399	23,338	246,790
Other long-term assets	3,124	—	3,450	—	6,574
Goodwill[2] (Note 12)	237,886	1,143,403	221,445	70,526	1,673,260
Accounts payable and accrued liabilities	(18,465)	(67,216)	(45,785)	(6,844)	(138,310)
Other current liabilities	(31,853)	(69,471)	(17,931)	(10,974)	(130,229)
Deferred tax liabilities	—	(26,514)	(11,489)	(7,389)	(45,392)
Long-term debt (Note 28c)	—	—	(56,204)	(2,172)	(58,376)
Lease liabilities	(15,538)	(20,373)	(21,742)	(12,118)	(69,771)
Other long-term liabilities	—	(2,578)	(12,636)	(411)	(15,625)
	318,009	1,211,413	221,632	88,734	1,839,788
Cash acquired	25,015	44,164	8,258	14,027	91,464
Net assets acquired	343,024	1,255,577	229,890	102,761	1,931,252

Consideration paid	335,936	1,246,821	229,530	97,632	1,909,919
Consideration payable	7,088	8,756	360	5,129	21,333
[1] Intangible assets are mainly composed of client relationships and backlog.
[2] The goodwill arising from the acquisitions mainly represents the future economic value associated to acquired work force and synergies with the Company’s operations. The goodwill is only deductible for tax purposes for Daugherty.
27.    Investments in subsidiaries (continued)
a)     Acquisitions and disposals (Continued)
The estimated fair value of all assets acquired and liabilities assumed for the above acquisitions are preliminary and will be completed as soon as management will have gathered all the significant information available and considered necessary in order to finalize this allocation.
Since their respective dates of acquisition, Daugherty, BJSS and Apside have generated $220,000,000, $299,000,000 and $32,000,000, respectively, of revenues, and $22,000,000, $24,000,000 and nil, respectively, of net earnings excluding acquisition and related integration costs, to the financial results of the Company.
On a pro forma basis, for the year ended September 30, 2025, these three acquisitions would have generated $1,120,000,000 of revenues and $46,000,000 of net earnings excluding acquisition and related integration costs, to the financial results of the Company had their acquisition dates been October 1, 2024.
There were no material disposals for the year ended September 30, 2025.
b)     Business acquisitions realized in the prior fiscal year
The following table presents the fair value of assets acquired and liabilities assumed for all acquisitions based on the acquisition-date fair values of the identifiable tangible and intangible assets acquired and liabilities assumed as at September 30, 2024:

	Aeyon	Others	Total
	$	$	$
Current assets	34,206	17,696	51,902
PP&E (Note 6)	1,029	349	1,378
Right-of-use assets (Note 7)	1,073	1,268	2,341
Intangible assets[1] (Note 9)	101,856	22,543	124,399
Goodwill[2] (Note 12)	397,406	42,055	439,461
Current liabilities	(54,728)	(15,307)	(70,035)
Long-term debt (Note 28c)	(162,146)	—	(162,146)
Lease liabilities	(1,073)	(1,268)	(2,341)
	317,623	67,336	384,959
Cash acquired	218	5,072	5,290
Net assets acquired	317,841	72,408	390,249

Consideration paid	317,841	65,414	383,255
Consideration payable	—	6,994	6,994
[1] Intangible assets are mainly composed of client relationships and backlog.
[2] The goodwill arising from the acquisitions mainly represents the future economic value associated to acquired work force and synergies with the Company’s operations. The goodwill of Aeyon is deductible for tax purposes.
During year ended September 30, 2025, the Company finalized the fair value assessment of assets acquired and liabilities assumed for Celero Solution's credit union business with no significant adjustments.
During year ended September 30, 2025, the Company finalized the fair value assessment of assets acquired and liabilities assumed for Aeyon LLC with an increase of goodwill of $47,507,000 (Note 12) mainly coming from a decrease in intangible assets and without significant impact on net earnings.
During the year ended September 30, 2025, the Company paid $11,510,000 related to acquisitions realized in prior fiscal years.